Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net earnings for the year	$ 111,244	$ 12,041
Items that may be reclassified subsequently to net earnings:
Unrealized net gains on short-term investments (net of $nil tax in 2019 and 2018)	0	993
Reclassification adjustment for realized gains on short-term investments to earnings	(208)	(788)
Total comprehensive earnings for the year	111,036	12,246
Total comprehensive earnings attributable to:
Equity holders of the Company	110,530	10,499
Non-controlling interests	$ 506	$ 1,747